Property and equipment (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property And Equipment
Additions (i)	R$ 1,410	R$ 1,896
Lease	(491)	(431)
Capitalized borrowing costs	(9)	(37)
Property and equipment financing - Additions (ii)	(874)	(1,474)
Property and equipment financing - Payments (ii)	978	1,444
Total	R$ 1,014	R$ 1,398